Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions

26. Related Party Balances and Transactions

The principal related parties with which the Group had material transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Meituan	A principal shareholder of the company

The Group entered into the following significant related party transactions:

	For the Year Ended December 31,
	2021	2022	2023
Purchase service from Meituan	969	6,711	21,956

The Group had the following significant related party balances:

	As of December 31,
	2022	2023
Due to Meituan	1,246	9,036